UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06570

Name of Fund: BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniYield New Jersey Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 04/30/2011

Item 1 – Schedule of Investments

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments April 30, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey — 133.7%
Corporate — 3.6%
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series A, AMT, 5.70%,
10/01/39	$ 2,925	$ 2,892,386
Salem County Utilities Authority,
Refunding RB, Atlantic City Electric,
Series A, 4.88%, 6/01/29	4,550	4,493,262
		7,385,648
County/City/Special District/School District — 19.5%
City of Margate City New Jersey, GO,
Improvement:
5.00%, 1/15/26	1,200	1,253,424
5.00%, 1/15/27	845	875,192
City of Perth Amboy New Jersey, GO,
CAB (AGM) (a):
5.19%, 7/01/33	1,575	1,473,948
5.19%, 7/01/34	1,925	1,780,586
County of Hudson New Jersey, COP,
Refunding (NPFGC), 6.25%,
12/01/16	1,500	1,684,860
Essex County Improvement Authority,
RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	375	378,334
6.00%, 11/01/30	545	563,737
Essex County Improvement Authority,
Refunding RB, Project Consolidation
(NPFGC):
5.50%, 10/01/28	2,700	2,941,407
5.50%, 10/01/29	5,085	5,497,343
Hudson County Improvement Authority,
RB, Harrison Parking Facility Project,
Series C (AGC), 5.38%, 1/01/44	4,800	4,882,560
Middlesex County Improvement
Authority, RB:
Golf Course Projects, 5.25%,
6/01/22	1,455	1,584,524
Senior, Heldrich Center Hotel,
Series A, 5.00%, 1/01/20	655	374,686
Monmouth County Improvement
Authority, RB, Governmental Loan
(AMBAC):
5.00%, 12/01/11 (b)	2,230	2,291,972
5.00%, 12/01/11 (b)	2,340	2,405,029
5.00%, 12/01/15	5	5,059
5.00%, 12/01/16	5	5,051

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
County/City/Special District/School
District (concluded)
Newark Housing Authority, Refunding
RB, Newark Redevelopment Project
(NPFGC), 4.38%, 1/01/37	$ 2,875	$ 2,508,064
South Jersey Port Corp., Refunding RB:
4.75%, 1/01/18	4,280	4,364,573
4.85%, 1/01/19	2,485	2,527,170
5.00%, 1/01/20	2,000	2,031,280
		39,428,799
Education — 17.9%
New Jersey EDA, RB, School Facilities
Construction:
Series CC-2, 5.00%, 12/15/31	1,700	1,676,234
Series CC-2, 5.00%, 12/15/32	1,300	1,269,697
Series Y, 5.00%, 9/01/33	880	854,577
New Jersey EDA, Refunding RB, School
Facilities, Series GG, 5.25%, 9/01/27	3,000	3,031,950
New Jersey Educational Facilities
Authority, RB:
Georgian Court College Project,
Series C, 6.50%, 7/01/13 (b)	2,000	2,253,320
Montclair State University, Series J,
5.25%, 7/01/38	1,140	1,106,210
Rider University, Series A (Radian),
5.50%, 7/01/23	1,255	1,279,184
Rider University, Series A (Radian),
5.25%, 7/01/34	1,450	1,296,372
Rider University, Series C (Radian),
5.00%, 7/01/37	1,750	1,505,875
New Jersey Educational Facilities
Authority, Refunding RB:
College of New Jersey, Series D
(AGM), 5.00%, 7/01/35	6,115	6,013,491
Georgian Court University, Series D,
5.25%, 7/01/37	1,000	897,880
New Jersey Institute of Technology,
Series H, 5.00%, 7/01/31	1,250	1,242,062
Rider University (Radian), 5.00%,
7/01/17	1,000	1,016,760
Rowan University, Series B (AGC),
5.00%, 7/01/24	1,800	1,899,684
University of Medicine & Dentistry,
Series B, 7.13%, 12/01/23	1,300	1,481,584

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGC	Assured Guaranty Corp.	EDA	Economic Development Authority
AGM	Assured Guaranty Municipal Corp.	FGIC	Financial Guaranty Insurance Co.
AMBAC	American Municipal Bond Assurance Corp.	GO	General Obligation Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
CAB	Capital Appreciation Bonds	RB	Revenue Bonds
COP	Certificates of Participation	S/F	Single-Family

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2011	1

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities
Authority, Refunding RB (concluded):
University of Medicine & Dentistry,
Series B, 7.50%, 12/01/32	$ 1,625	$ 1,797,039
New Jersey Higher Education Assistance
Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	1,035	1,006,755
5.00%, 12/01/26	645	629,959
5.25%, 12/01/32	900	877,491
New Jersey State Higher Education
Assistance Authority, RB, Series A,
AMT (AMBAC), 5.30%, 6/01/17	3,170	3,173,804
Rutgers-State University of New Jersey,
Refunding RB, Series F, 5.00%,
5/01/39	2,000	2,013,100
		36,323,028
Health — 18.6%
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A
(NPFGC), 6.26%, 7/01/24 (c)	3,850	1,541,694
Masonic Charity Foundation of New
Jersey, 5.25%, 6/01/24	1,425	1,415,609
Masonic Charity Foundation of New
Jersey, 5.25%, 6/01/32	685	626,241
New Jersey EDA, Refunding RB, First
Mortgage, Winchester, Series A:
5.75%, 11/01/24	2,500	2,474,100
5.80%, 11/01/31	1,000	952,810
New Jersey Health Care Facilities
Financing Authority, RB:
AHS Hospital Corp., 6.00%,
7/01/41 (d)	2,435	2,407,752
Children's Specialized Hospital,
Series A, 5.50%, 7/01/36	1,540	1,364,132
Health System, Catholic Health
East, Series A, 5.38%, 11/15/12 (b)	1,100	1,181,686
Hospital Asset Transformation
Program, Series A, 5.25%,
10/01/38	2,300	2,193,947
Hunterdon Medical Center, Series A,
5.13%, 7/01/35	1,950	1,751,880
Meridian Health, Series I (AGC),
5.00%, 7/01/38	995	935,847
Pascack Valley Hospital Association,
6.63%, 7/01/36 (e)(f)	1,845	18
Southern Ocean County Hospital
(Radian), 5.13%, 7/01/31	2,000	1,745,920
Virtua Health (AGC), 5.50%,
7/01/38	2,500	2,512,850
New Jersey Health Care Facilities
Financing Authority, Refunding RB:
Atlantic City Medical Center, 6.25%,
7/01/12 (b)	500	534,415
Atlantic City Medical System,
6.25%, 7/01/17	520	537,956
Atlantic City Medical System,
5.75%, 7/01/25	520	526,651
CAB, St. Barnabas Health, Series B,
5.89%, 7/01/30 (c)	2,000	495,680
CAB, St. Barnabas Health, Series B,
5.68%, 7/01/36 (c)	500	70,090

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities
Financing Authority, Refunding RB
(concluded):
CAB, St. Barnabas Health, Series B,
5.17%, 7/01/37 (c)	$ 13,250	$1,709,250
Capital Health System Obligation
Group, Series A, 5.75%,
7/01/13 (b)	1,650	1,811,585
Meridian Health System Obligation
Group (AGM), 5.38%, 7/01/24	2,250	2,251,080
Meridian Health System Obligation
Group (AGM), 5.25%, 7/01/29	2,195	2,194,824
Robert Wood Johnson, 5.00%,
7/01/31	1,425	1,353,693
South Jersey Hospital, 5.00%,
7/01/36	385	349,176
South Jersey Hospital, 5.00%,
7/01/46	1,650	1,448,073
St. Barnabas Health Care System,
Series A, 5.00%, 7/01/29	4,155	3,311,078
		37,698,037
Housing — 17.1%
New Jersey State Housing & Mortgage
Finance Agency, RB:
Capital Fund Program, Series A
(AGM), 4.70%, 11/01/25	6,950	6,955,490
Home Buyer, Series CC, AMT
(NPFGC), 5.80%, 10/01/20	4,515	4,668,510
S/F Housing, Series CC, 5.00%,
10/01/34	3,455	3,384,794
S/F Housing, Series U, AMT, 4.95%,
10/01/32	700	652,029
S/F Housing, Series U, AMT, 5.00%,
10/01/37	1,000	938,390
S/F Housing, Series X, AMT, 4.85%,
4/01/16	3,605	3,675,622
S/F Housing, Series X, AMT, 5.05%,
4/01/18	600	620,238
Series A, 4.75%, 11/01/29	2,305	2,201,114
Series A, AMT (FGIC), 4.90%,
11/01/35	1,365	1,257,206
Series AA, 6.50%, 10/01/38	1,525	1,647,229
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB, S/F
Housing, Series T, AMT, 4.65%,
10/01/32	4,945	4,537,285
Newark Housing Authority, RB, South
Ward Police Facility (AGC):
5.75%, 12/01/30	1,115	1,164,840
6.75%, 12/01/38	2,670	2,961,404
		34,664,151
State — 34.4%
Garden State Preservation Trust, RB
(AGM):
CAB, Series B, 5.12%, 11/01/23 (c)	6,860	3,903,408
CAB, Series B, 5.25%, 11/01/28 (c)	4,540	1,848,325
Election of 2005, Series A, 5.80%,
11/01/22	4,300	4,894,819
New Jersey EDA, RB:
Department of Human Services,
Pooled, 5.00%, 7/01/12	220	227,190

2 BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2011

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/24	$ 1,415	$ 1,477,246
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/25	2,000	2,060,460
Motor Vehicle Surcharge, Series A
(NPFGC), 5.25%, 7/01/33	14,000	13,908,300
School Facilities Construction,
Series L (AGM), 5.00%, 3/01/30	5,800	5,792,576
School Facilities Construction,
Series O, 5.25%, 3/01/23	2,400	2,452,056
School Facilities Construction,
Series P, 5.00%, 9/01/15	3,000	3,281,010
School Facilities Construction,
Series P, 5.25%, 9/01/16	2,710	2,953,927
School Facilities Construction,
Series Z (AGC), 5.50%, 12/15/34	3,665	3,744,824
School Facilities Construction,
Series Z (AGC), 6.00%, 12/15/34	3,600	3,795,408
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc.
Project, Series B, AMT, 5.60%,
11/01/34	2,430	2,395,640
School Facilities Construction,
Series AA, 5.50%, 12/15/29	3,300	3,428,997
New Jersey Transportation Trust Fund
Authority, RB:
CAB, Transportation System,
Series C (AMBAC), 5.05%,
12/15/35 (c)	4,140	763,788
Transportation System, Series A
(AGC), 5.63%, 12/15/28	1,250	1,345,725
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System:
Series A, 5.50%, 12/15/21	3,525	3,874,081
Series B (NPFGC), 5.50%,
12/15/21	5,865	6,383,231
State of New Jersey, COP, Equipment
Lease Purchase, Series A, 5.25%,
6/15/28	1,100	1,104,257
		69,635,268
Transportation — 18.2%
Delaware River Port Authority, RB:
Port District Project, Series B (AGM),
5.70%, 1/01/22	1,000	1,001,350
Series D, 5.00%, 1/01/40	1,535	1,509,626
New Jersey State Turnpike Authority, RB:
Growth & Income Securities,
Series B (AMBAC), 5.22%,
1/01/15 (a)	4,870	3,840,238
Series E, 5.25%, 1/01/40	5,475	5,478,011
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
6.00%, 12/15/38	1,950	2,083,751
Series A, 6.00%, 12/15/18 (b)	950	1,209,626
Series A, 5.88%, 12/15/38	3,650	3,805,599
Series A (AGC), 5.50%, 12/15/38	1,000	1,023,050

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
Transportation (concluded)
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series B
(AMBAC), 5.25%, 12/15/23	$ 5,000	$ 5,237,050
Port Authority of New York & New Jersey,
RB:
Consolidated, 93rd Series, 6.13%,
6/01/94	5,000	5,727,400
JFK International Air Terminal,
6.00%, 12/01/42	2,700	2,580,120
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.75%, 11/01/30	3,300	3,446,355
		36,942,176
Utilities — 4.4%
New Jersey EDA, Refunding RB, United
Water of New Jersey Inc., Series B
(AMBAC), 4.50%, 11/01/25	4,500	4,457,430
Rahway Valley Sewerage Authority, RB,
CAB, Series A (NPFGC), 4.87%,
9/01/31 (c)	6,000	1,639,680
Union County Utilities Authority,
Refunding RB, Senior Lease, Ogden
Martin, Series A, AMT (AMBAC):
5.38%, 6/01/17	1,585	1,586,474
5.38%, 6/01/18	1,175	1,175,776
		8,859,360
Total Municipal Bonds in New Jersey		270,936,467
Puerto Rico — 11.2%
County/City/Special District/School District — 6.0%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.00%,
8/01/42	4,000	3,993,960
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C:
6.00%, 8/01/39	3,320	3,328,964
(AGM), 5.13%, 8/01/42	5,000	4,735,450
		12,058,374
State — 3.9%
Puerto Rico Highway & Transportation
Authority, Refunding RB, Series CC
(AGM), 5.50%, 7/01/30	2,000	2,011,640
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 5.75%,
8/01/37	6,000	5,880,000
		7,891,640
Transportation — 0.9%
Puerto Rico Highway & Transportation
Authority, Refunding RB:
Series AA-1 (AGM), 4.95%, 7/01/26	1,000	974,940
Puerto Rico Highway & Transportation
Authority, Refunding RB (concluded):
Series CC (AGC), 5.50%, 7/01/31	895	889,532
		1,864,472
Utilities — 0.4%
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	1,000	917,060
Total Municipal Bonds in Puerto Rico		22,731,546

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2011	3

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
U.S. Virgin Islands — 1.7%
Corporate — 1.7%
United States Virgin Islands, Refunding
RB, Senior Secured, Hovensa Coker
Project, AMT, 6.50%, 7/01/21	$ 3,500	$ 3,385,795
Total Municipal Bonds in the U.S. Virgin Islands		3,385,795
Total Municipal Bonds – 146.6%		297,053,808
Municipal Bonds Transferred to Tender
Option Bond Trusts (g)
New Jersey — 6.9%
State — 3.0%
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM),
5.75%, 11/01/28	5,460	6,179,956
Transportation — 3.9%
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A (AGM), 5.00%, 12/15/32	4,100	4,094,383
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.25%, 11/01/35	3,764	3,732,941
		7,827,324
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 6.9%		14,007,280
Total Long-Term Investments
(Cost – $316,033,837) – 153.5%		311,061,088
Short-Term Securities	Shares
BIF New Jersey Municipal Money
Fund, 0.04% (h)(i)	539,190	539,190
Total Short-Term Securities
(Cost – $539,190) – 0.3%		539,190
Total Investments
(Cost – $316,573,027*) – 153.8%		311,600,278
Other Assets Less Liabilities – 0.9%		1,821,032
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (4.3)%		(8,665,672)
Preferred Shares, at Redemption Value – (50.4)%		(102,208,502)
Net Assets Applicable to Common Shares– 100.0%		$ 202,547,136

* The cost and unrealized appreciation (depreciation) of investments as of
April 30, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 308,173,050
Gross unrealized appreciation	$ 4,561,860
Gross unrealized depreciation	(9,788,333)
Net unrealized depreciation	$ (5,226,473)

(a) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Depreciation
Goldman Sachs & Co.	$ 2,407,752	$ (268)

(e) Issuer filed for bankruptcy and/or is in default of interest payments.
(f) Non-income producing security.
(g) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(h) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at	Net	Held at
Affiliate	July 31, 2010	Activity	April 30, 2011	Income
BIF New Jersey
Municipal
Money Fund	11,162,403	(10,623,213)	539,190	$ 1,498

(i) Represents the current yield as of report date.

•For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4 BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2011

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Schedule of Investments (concluded)

•	Financial futures contracts sold as of April 30, 2011 were as follows:
					Notional	Unrealized
	Contracts	Issue	Exchange	Expiration	Value	Depreciation
	73	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$ 8,651,502	$ (191,764)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2011 in determining the fair valuation of the Fund's investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$ 311,061,088	—	$ 311,061,088
Short-Term Securities	$ 539,190	—	—	539,190
Total	$ 539,190	$311,061,088	—	$ 311,600,278
[1] See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$ (191,764)	---	---	$ (191,764)
[2]Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD NEW JERSEY FUND, INC.	APRIL 30, 2011	5

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Fund, Inc.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 24, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Fund, Inc.

Date: June 24, 2011